Income Taxes (Unrecognized Tax Benefits, Including Those Attributable To Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit) [Rollforward]
Balance at January 1	$ 157	$ 186
Additions based on tax positions related to current year	13	11
Additions for tax positions of prior years	70	10
Reductions for tax positions of prior years	(10)	(24)
Settlements and agreements	(82)	(22)
Lapse of statute of limitations	(1)	(4)
Balance at December 31	$ 147	$ 157